UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       AllianceBernstein Emerging Market Debt Fund, Inc.
       1345 Avenue of the Americas
       New York, New York 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


3.     Investment Company Act File Number:

       811-08188

       Securities Act File Number:

       33-72460


4(a).  Last day of fiscal year for which this Form is filed:

       October 31, 2005


4(b).  |_|    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
              Instruction A.2)


4(c).  |_|    Check box if this is the last time the issuer will be filing this
              Form.


5.     Calculation of registration fee:


       (i)    Aggregate sale price of
              securities sold during the
              fiscal year pursuant to section
              24(f):                                    $161,363,527
                                                        -------------

       (ii)   Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                          $115,831,585
                                                        ------------

       (iii)  Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 11, 1995
              that were not previously used
              to reduce registration fees
              payable to the Commission:                $16,645,832
                                                        -----------

       (iv)   Total available redemption
              credits [add Items 5(ii) and
              5(iii)]:                                 $132,477,417
                                                       ------------

       (v)    Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              5(i)]:                                    $28,886,110
                                                        -----------

       (vi)   Redemption credits available
              for use in future years - if
              Item 5(i) is less than Item
              5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                       $ 0
                                                        -----------

       (vii)  Multiplier for determining
              registration fee (See
              Instruction C.9):                            x.000107
                                                         ----------

       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                 =$3,091
                                                        -----------


6.     Prepaid shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       Not applicable


       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:    Not applicable


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 $0
                                                        -----------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             $ 3,091
                                                        ------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 12, 2006
       Method of Delivery:

                           [X] Wire transfer

                           [ ] Mail or other means

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*  /s/ Stephen J. Laffey
                           ------------------------
                               Stephen J. Laffey
                               Assistant Secretary

Date January 12, 2006

*Please print the name and title of the signing officer below the signature.


00250.0161 #633699